UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [ x ]; Amendment Number:  _1_
  This Amendment (Check only one.):[  ] is a restatement.
                                   [ x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Advest, Inc.
Address:   90 State House Square
           Hartford, Connecticut  06103

13F File Number:  28-4159

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Pearce
Title:   Vice President - Investment Advisory Compliance Officer
Phone:  (860) 509-1000  ext 2456

Signature, Place, and Date of Signing:


 /s/ Robert Pearce            Hartford, Connecticut         April 11, 2005
--------------------------    --------------------         --------------------
 [Signature]                   [City, State]                [Date]

(Please direct all questions to Dean Dubovy,     (212) 314-5528  )

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number   Name
28-3570       AXA


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  None

Form 13F Information Table Entry Total:             None

Form 13F Information Table Value Total:             None

For information relating to holdings of 13F securities for periods ending prior to September 30, 2004 by Advest, Inc., please refer to the Forms 13F-HR filed by Advest, Inc. for those periods.


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